UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark Dr #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3375 Westpark Dr. #472

Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2017 (Unaudited)

Church Capital Fund

Semi-Annual Report

SEMI-ANNUAL REPORT

CHURCH CAPITAL FUND (XCBFX)

LETTER TO SHAREHOLDERS

MARCH 31, 2017 (UNAUDITED)

Dear Shareholder:

This is the Semi-Annual Report of the Church Capital Fund (“Fund”) for the six months ended March 31, 2017. The Fund is an investment company that was designed to focus on investing in Church mortgage bonds and church mortgage loans (“Church Securities”). The Semi-Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the Church Securities market and outlook.

The Fund produced a .70% total return for the six months ended March 31, 2017. The Barclays Capital U.S. Government/Credit Index returned -2.41% for the same period.

There has been a slow improvement in the U.S. economy which helped some of the churches in the Fund’s portfolio through more stable and growing congregations and increased giving. Unfortunately, not all of the churches represented in the portfolio have seen an improvement. There are still areas in the U.S. that are struggling and churches in these areas continue to have difficulty. A significant amount of the Church Securities held by the Fund are, or have been, in default on their payments. Most of these distressed securities have been restructured and are paying interest at lower rates that usually escalate over time. This has allowed the Fund to continue to collect income but the lower rates have reduced the Fund’s rate of return.

Regarding the distressed bonds that are currently owned by the Fund, some have been foreclosed on and the properties have been sold or are actively being marketed by the Trustee. At the end of March, the underlying property that securitized the Metropolitan Baptist Church bonds was sold. The net proceeds from the sale should be received later this year. In most cases, including Metropolitan Baptist, the proceeds received from the sales of properties have been less than the outstanding principal amounts.

The Church Securities markets continue to be challenging.  For the foreseeable future, liquidity will continue to be a challenge for Church Securities because of the sector’s lack of opportunities to obtain financing.  Moreover, the improving economy of the U.S. has many economists expecting interest rates to rise. In the event that interest rates do rise, Church Security prices and the value of the underlying real estate will likely be negatively affected.

We value your business and continue to work on your behalf to provide the best possible value for the Fund’s shareholders. If you would like more information about the Fund, we invite you to contact us at 713-624-2312.

Edward L. Jaroski                                                         Claude C. Cody IV

President                                                                        Portfolio Manager

Church Capital Fund                                                     Church Capital Fund

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

 MARCH 31, 2017 (UNAUDITED)

The table below sets forth the diversification of the Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	California	11.34%
	Florida	14.05%
	Georgia	9.72%
	Illinois	0.57%
	Indiana	4.65%
	Louisiana	3.26%
	Maryland	0.20%
	Massachusetts	1.34%
	Nevada	1.31%
	New Jersey	3.32%
	North Carolina	0.00%
	Rhode Island	4.55%
	Tennessee	5.78%
	Texas	5.29%
	Washington	2.56%
	Washington, DC	1.06%
	Total Bonds and Mortgages	69.00%
Other
	Short-Term Investments	30.57%
	Other	0.43%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2017.

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

 MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount		Fair Value

CHURCH MORTGAGE BONDS (a)

California	8.72%
	Sonrise Baptist Church of Clovis (c) (d) (e)
749,288	7.50%, 06/01/2020	$ 341,076

	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030	98,845
128,000	7.30%, 09/18/2030	110,963
143,000	7.30%, 03/18/2032	114,743
		324,551
	The United Pentecostal Church of Modesto, Inc. (c) (d)
11,016	7.50%, 11/21/2020	2,792
23,684	7.50%, 05/21/2021	5,973
23,684	7.50%, 11/21/2021	5,978
24,786	7.50%, 05/21/2022	6,263
28,091	7.60%, 11/21/2023	7,118
29,192	7.60%, 05/21/2024	7,403
30,294	7.60%, 11/21/2024	7,689
30,845	7.60%, 05/21/2025	7,788
32,497	7.60%, 11/21/2025	8,212
34,150	7.60%, 05/21/2026	8,575
36,353	7.60%, 05/21/2027	9,135
38,005	7.60%, 11/21/2027	9,551
39,107	7.60%, 05/21/2028	9,831
40,208	7.60%, 11/21/2028	10,108
47,369	7.60%, 11/21/2030	11,918
49,021	7.60%, 05/21/2031	12,339
50,674	7.60%, 11/21/2031	12,755
52,877	7.60%, 05/21/2032	13,193
54,529	7.60%, 11/21/2032	13,605
56,732	7.60%, 05/21/2033	14,155
61,690	7.60%, 05/21/2034	15,392
63,342	7.60%, 11/21/2034	15,804
		215,577
	Victory Christian Center of the Desert, Inc. (c) (d)
16,991	8.40%, 10/15/2020	14,483
17,557	8.40%, 04/15/2021	14,943
18,124	8.40%, 10/15/2021	15,447
19,257	8.40%, 04/15/2022	16,414
19,823	8.40%, 10/15/2022	16,897
20,389	8.40%, 04/15/2023	17,363
21,522	8.40%, 10/15/2023	18,343
22,655	8.40%, 04/15/2024	19,324

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount		Fair Value

23,221	8.40%, 10/15/2024	$ 19,824
24,354	8.40%, 04/15/2025	20,689
25,487	8.40%, 10/15/2025	21,661
26,619	8.40%, 04/15/2026	22,493
27,186	8.40%, 10/15/2026	22,977
28,885	8.40%, 04/15/2027	24,419
30,018	8.40%, 10/15/2027	25,383
31,150	8.40%, 04/15/2028	26,344
32,283	8.40%, 10/15/2028	27,308
33,982	8.40%, 04/15/2029	28,749
35,115	8.40%, 10/15/2029	29,714
36,814	8.40%, 04/15/2030	31,156
38,513	8.40%, 10/15/2030	32,601
39,646	8.40%, 04/15/2031	33,564
41,911	8.40%, 10/15/2031	35,486
43,044	8.40%, 04/15/2032	36,144
45,310	8.40%, 10/15/2032	38,046
47,009	8.40%, 04/15/2033	39,473
49,274	8.40%, 10/15/2033	41,376
50,973	8.40%, 04/15/2034	42,802
39,080	8.40%, 10/15/2034	32,815
		766,238
Florida	14.05%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e)
1,475,686	0.00%, 06/01/2027 (g)	650,925

	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)	25
1,641,455	3.50%, 01/01/2022	677,429
		677,454
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
3,405	8.10%, 06/15/2015	3,383
6,610	8.20%, 12/15/2015	6,568
13,020	8.40%, 12/15/2020	13,073
13,821	8.40%, 06/15/2021	13,805
14,222	8.40%, 12/15/2021	14,272
14,823	8.40%, 06/15/2022	14,875
14,222	8.40%, 12/15/2022	14,272
2,003	8.40%, 06/15/2025	2,003
4,607	8.40%, 12/15/2026	4,584
4,807	8.40%, 06/15/2027	4,784
5,809	8.40%, 12/15/2029	5,786
6,410	8.40%, 12/15/2030	6,387
23,436	8.40%, 12/15/2032	23,164

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount			Fair Value

16,826	8.40%, 12/15/2033		$ 16,631
39,862	8.40%, 06/15/2034		39,399
14,022	8.40%, 12/15/2034		13,859
			196,845
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		44,761
59,000	7.60%, 09/17/2034		47,070
60,000	7.60%, 03/17/2035		47,712
63,000	7.60%, 09/17/2035		50,053
65,000	7.60%, 03/17/2036		51,460
68,000	7.60%, 09/17/2036		53,720
70,000	7.60%, 03/17/2037		55,209
73,000	7.60%, 09/17/2037		57,809
76,000	7.60%, 03/17/2038		60,093
79,000	7.60%, 09/17/2038		62,276
			530,163
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
150,286	6.50%, 11/5/2019		124,662

	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
778,852	5.25%, 07/01/2036		373,849

	Truth For Living Ministries, Inc. (c) (d) (e)
308,054	4.00%, 11/15/2022		97,838

Georgia		6.98%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		5,824
33,000	7.70%, 09/01/2015		6,006
39,000	7.80%, 03/01/2018		7,180
11,000	7.80%, 09/01/2018		2,034
45,000	7.80%, 09/01/2019		8,347
46,000	7.80%, 03/01/2020		8,501
48,000	7.80%, 09/01/2020		8,846
50,000	7.80%, 03/01/2021		9,205
56,000	7.90%, 09/01/2022		10,315
50,000	7.90%, 03/01/2023		9,225
38,000	7.90%, 03/01/2034		6,882
89,000	7.90%, 09/01/2035		16,269
159,000	7.90%, 03/01/2036		28,795
64,000	7.90%, 09/01/2036		11,706
51,000	8.00%, 09/01/2021		9,369
54,000	8.00%, 03/01/2022		9,936
			158,440

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount			Fair Value

	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		$ 63,535
74,000	7.90%, 07/15/2031		64,935
81,000	7.90%, 07/15/2032		68,064
87,000	7.90%, 07/15/2033		71,566
90,000	7.90%, 01/15/2034		74,061
95,000	7.90%, 07/15/2034		78,157
98,000	7.90%, 01/15/2035		80,419
101,000	7.90%, 07/15/2035		82,840
106,000	7.90%, 01/15/2036		86,761
110,000	7.90%, 07/15/2036		90,035
115,000	7.90%, 01/15/2037		94,530
119,000	7.90%, 07/15/2037		97,497
123,000	7.90%, 01/15/2038		100,934
129,000	7.90%, 07/15/2038		106,128
			1,159,462
Illinois		0.57%
	First Baptist Church of Melrose Park (c) (d)
19,843	7.80%, 06/12/2019		3,984
20,976	7.80%, 12/12/2019		4,202
20,976	7.80%, 06/12/2020		4,191
22,677	7.80%, 12/12/2020		4,526
23,244	7.80%, 06/12/2021		4,616
23,811	7.80%, 12/12/2021		4,734
25,512	7.80%, 06/12/2022		5,077
28,347	7.90%, 12/12/2023		5,655
28,913	7.90%, 06/12/2024		5,774
30,614	7.90%, 12/12/2024		6,120
31,748	7.90%, 06/12/2025		6,312
24,378	7.90%, 06/12/2030		4,829
48,756	7.90%, 12/12/2030		9,659
13,606	7.90%, 12/12/2033		2,674
63,496	7.90%, 06/12/2034		12,477
66,331	7.90%, 12/12/2034		13,034
25,512	8.00%, 12/12/2022		5,105
27,213	8.00%, 06/12/2023		5,424
			108,393
Indiana		4.65%
	Madison Park Church of God, Inc. (e)
1,714,923	2.50%, 01/01/2033		877,869

Louisiana		3.26%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		93,565

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount			Fair Value

15,000	7.90%, 10/20/2031		$ 12,987
91,000	7.90%, 04/20/2032		77,450
121,000	7.90%, 10/20/2032		100,696
126,000	7.90%, 04/20/2033		103,811
136,000	7.90%, 04/20/2034		111,969
141,000	7.90%, 10/20/2034		115,775
			616,253
Maryland		0.20%
	Ark of Safety Christian Church, Inc. (e)
46,508	4.50%, 05/15/2027		37,560

Massachusetts		1.34%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		73,986
114,000	7.30%, 08/20/2033		88,327
118,000	7.30%, 02/20/2034		91,415
			253,728
North Carolina		0.00%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		292

Rhode Island		4.55%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		7,101
11,000	7.50%, 08/15/2017		7,828
23,000	7.50%, 08/15/2020		16,496
23,000	7.50%, 02/15/2021		16,496
25,000	7.50%, 08/15/2021		17,858
25,000	7.50%, 02/15/2022		17,875
35,000	7.60%, 08/15/2026		24,892
37,000	7.60%, 02/15/2027		26,318
39,000	7.60%, 08/15/2027		27,749
40,000	7.60%, 02/15/2028		28,464
41,000	7.60%, 08/15/2028		29,184
43,000	7.60%, 02/15/2029		30,612
45,000	7.60%, 08/15/2029		32,045
46,000	7.60%, 02/15/2030		32,761
48,000	7.60%, 08/15/2030		34,195
50,000	7.60%, 02/15/2031		35,625
52,000	7.60%, 08/15/2031		37,055
53,000	7.60%, 02/15/2032		37,773
58,000	7.60%, 02/15/2033		40,977
60,000	7.60%, 08/15/2033		42,390
62,000	7.60%, 02/15/2034		43,803

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount			Fair Value

65,000	7.60%, 08/15/2034		$ 45,923
67,000	7.60%, 02/15/2035		47,336
70,000	7.60%, 08/15/2035		49,455
62,000	7.60%, 08/15/2036		43,803
58,000	7.60%, 02/15/2037		40,977
7,000	7.60%, 08/15/2037		4,945
26,000	8.00%, 08/15/2022		18,647
28,000	8.00%, 02/15/2023		20,082
			858,665
Tennessee		5.78%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		23,564
39,000	8.40%, 10/18/2021		24,199
40,000	8.40%, 01/18/2022		24,924
41,000	8.40%, 04/18/2022		25,568
41,000	8.40%, 07/18/2022		25,580
42,000	8.40%, 10/18/2022		26,225
44,000	8.40%, 01/18/2023		27,487
44,000	8.40%, 04/18/2023		27,377
45,000	8.40%, 07/18/2023		28,008
46,000	8.40%, 10/18/2023		28,649
47,000	8.40%, 01/18/2024		29,281
47,000	8.40%, 04/18/2024		29,295
34,000	8.40%, 07/18/2024		21,199
50,000	8.40%, 10/18/2024		31,190
51,000	8.40%, 01/18/2025		31,824
52,000	8.40%, 04/18/2025		32,276
54,000	8.40%, 10/18/2025		33,534
56,000	8.40%, 01/18/2026		34,782
56,000	8.40%, 04/18/2026		34,574
58,000	8.40%, 10/18/2026		35,821
60,000	8.40%, 01/18/2027		37,056
35,000	8.40%, 10/18/2028		21,634
30,000	8.40%, 01/18/2029		18,543
52,000	8.40%, 04/18/2029		32,146
20,000	8.40%, 07/18/2029		12,364
75,000	8.40%, 10/18/2029		46,373
77,000	8.40%, 01/18/2030		47,609
78,000	8.40%, 04/18/2030		48,235
81,000	8.40%, 07/18/2030		50,090
81,000	8.40%, 10/18/2030		50,099
21,000	8.40%, 04/18/2031		12,991

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount			Fair Value

38,000	8.40%, 07/18/2031		$ 23,507
88,000	8.40%, 10/18/2031		54,446
100,000	8.40%, 04/18/2033		61,360
			1,091,810
Texas		1.06%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		199,800

Washington		2.56%
	Cascade Christian Center of Skagit Valley (e)
561,437	3.50%, 10/20/2020		482,948

Washington, DC		1.06%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		28,952
80,000	8.30%, 07/12/2015		30,080
98,000	8.40%, 01/12/2018		37,181
45,000	8.40%, 07/12/2018		17,159
100,000	8.40%, 01/12/2027		37,400
130,000	8.40%, 01/12/2033		48,620
			199,392

Total Church Mortgage Bonds (Cost $18,463,658)		54.78%	11,143,131

CHURCH MORTGAGE LOANS (b)

California		2.62%
	Mount Olive Missionary Baptist Church of Fresno (d)
865,464	3.50%, 09/25/2013		494,699
Georgia		2.74%
	God First Breakthrough Ministries, Inc. (e)
1,015,425	6.50%, 03/01/2014		517,867
Nevada		1.31%
	Iglesia Christiana Verbo De Dios, Inc. (e)
287,267	0.00%, 01/01/2014		247,451
New Jersey		3.32%
	Igreja Batista Do Calvario
717,932	8.75%, 08/01/2038		627,186
Texas		4.23%
	Pleasant Grove Baptist Church (e)
799,341	4.00%, 08/01/2018		799,341

Total Church Mortgage Loans (Cost $3,665,102)		14.22%	2,686,544

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2017 (UNAUDITED)

Shares/Principal Amount		Fair Value

SHORT TERM INVESTMENTS	30.57%

Money Market Funds
5,772,353	Federated Gov't Obligations Fund-Inst'l Shares - 0.50% (g) (h) (Cost $5,772,353)	$ 5,772,353

Total Investments - (Cost $27,901,113)	99.57%	18,802,687

ASSETS IN EXCESS OF LIABILITIES	0.43%	81,816

Net Assets	100.00%	$ 18,884,503

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.  See Note 3.

(c)  Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e)  The trustee of the issuer has completed restructuring of the bond and/or mortgage.  The restructured terms reduced the interest rate and/or shortened the maturity period.

(f)  Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee.  The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.

(g)  Variable rate or zero coupon securities; the coupon rate shown represents the yield as of March 31, 2017.

(h)  Mutual funds are priced at their NAV as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $27,901,113)	$ 18,802,687
Interest and Dividends Receivable	112,623
Prepaid expenses	42,479
Total Assets	18,957,789

Liabilities:
Other Accrued Expenses	73,286
Total Liabilities	73,286
Net Assets	$ 18,884,503

Net Assets Consist of:
Paid In Capital	$ 34,101,185
Distributions in Excess of Accumulated Undistributed Net Investment Loss	(221,147)
Accumulated Realized Loss on Investments	(5,897,109)
Unrealized Depreciation in Fair Value of Investments	(9,098,426)
Net Assets, for 1,639,662 Shares Outstanding (6,200,000 Shares Authorized)	$ 18,884,503

Net Asset Value per share ($18,884,503/1,639,662 shares)	$ 11.52

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

For the six months ended MARCH 31, 2017 (UNAUDITED)

Investment Income:
Interest	$ 329,662
Dividends	-
Total Investment Income	329,662

Expenses:
Audit Fees	41,386
Service Fees	479
Transfer Agent and Accounting Fees (Note 4)	18,330
Compensation & Benefits	102,064
Compliance Fees	6,000
Miscellaneous Fees	5,431
Insurance Expense	9,311
Registration Fees	4,379
Printing and Mailing Fees	5,685
Custody Fees	5,345
Trustees' Retainer and Meeting Expenses	11,478
Legal Fees	10,300
Total Expenses	220,188

Net Investment Income	109,474

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(189,183)
Net Change in Unrealized Depreciation on Investments	211,715
Realized and Unrealized Gain/(Loss) on Investments	22,532

Net Increase in Net Assets Resulting from Operations	$ 132,006

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year Ended
	March 31,	September 30,
	2017	2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 109,474	$ 335,767
Net Realized Loss on Investments	(189,183)	(2,234,443)
Change in Unrealized Appreciation/(Depreciation) on Investments	211,715	1,909,328
Net Increase in Net Assets Resulting from Operations	132,006	10,652

Distributions to Shareholders:
Net Investment Income	(65,545)	(375,810)
Return of Capital Distribution	-	(8,947,402)
Total Dividends and Distributions Paid to Shareholders	(65,545)	(9,323,212)

Capital Share Transactions:
Shares Issued on Reinvestment of Dividends	14,671	70,359
Cost of Shares Repurchased	(768)	(1,000,802)
Net Increase (Decrease) from Shareholder Activity	13,903	(930,443)

Net Assets:
Net Decrease in Net Assets	80,364	(10,243,003)
Beginning of Year	18,804,139	29,047,142
End of Year (Including Distributions in Excess of Accumulated
Undistributed Net Investment Loss of ($221,147) and ($265,076), respectively)	$ 18,884,503	$ 18,804,139

Share Transactions:
Shares Issued on Reinvestment of Dividends	4,199	4,795
Shares Repurchased	(2,991)	(86,106)
Net Increase (Decrease) in Shares	1,208	(81,311)
Outstanding at Beginning of Year	1,638,454	1,719,765
Outstanding at End of Year	1,639,662	1,638,454

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

For the six months ended MARCH 31, 2017 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 132,006
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	445,174
Accretion	19,518
Sales of short-term investments, net	(513,757)
Increase in prepaid expenses	(8,849)
Increase in interest and dividends receivable	(3,429)
Increase in accrued expenses	3,511
Decrease in unrealized depreciation on investments	(211,715)
Realized loss from investments	189,183
Net cash provided by operating activities	$ 51,642

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	(50,874)
Payments for shares repurchased	(768)
Net cash provided by (used for) financing activities	(51,642)

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $14,671.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
Six Months Ended
	March 31,		Years Ended September 30,
	2017		2016		2015		2014	2013	2012

Net Asset Value, at Beginning of Year (a)	$ 11.48		$ 16.89		$ 17.66		$ 17.55	$ 16.81	$ 20.94

Income From Investment Operations:
Net Investment Income (b)	0.07		0.20		0.54		0.84	0.17	0.45
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.01		(0.21)		(0.75)		0.12	0.86	(4.12)
Total from Investment Operations	0.08		(0.01)		(0.21)		0.96	1.03	(3.67)

Distributions:
Net Investment Income	(0.04)		(0.19)		(0.56)		(0.85)	(0.29)	(0.46)
Return of Capital	-		(5.21)		-		-	-	-
Total from Distributions	(0.04)		(5.40)		(0.56)		(0.85)	(0.29)	(0.46)

Net Asset Value, at End of Year (a)	$ 11.52		$ 11.48		$ 16.89		$ 17.66	$ 17.55	$ 16.81

Market Value (c)	$ -		$ -		$ -		$ -	$ -	$ -

Total Return (d)	0.70%	**	(1.84)%		(1.28)%		5.60%	6.15%	(17.85)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$18,885		$18,804		$29,047		$31,743	$32,807	$32,928
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.34%	*	1.72%		1.56%		2.23%	5.41%	2.10%
Ratio of Net Investment Income to Average Net Assets	1.16%	*	1.13%		3.01%		4.64%	0.86%	2.22%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.34%	*	1.62%		1.46%		2.13%	5.31%	2.00%
Ratio of Net Investment Income to Average Net Assets	1.16%	*	1.23%		3.11%		4.74%	0.96%	2.32%
Portfolio Turnover	0.00%	**	0.24%	(e)	28.78%	(e)	3.60%	11.91%	0.00%
Average Short-term Borrowing Outstanding	$ 0		$ 0		$ 0		$ 0	$210,411	$752,877
Weighted Average Fund Shares Outstanding (Thousands)	1,639		1,716		1,800		1,875	1,960	2,056
Average Short-term Borrowing Outstanding Per Share	N/A		N/A		N/A		N/A	$ 0.11	$ 0.37
Asset Coverage	N/A		N/A		N/A		N/A	N/A	2844%

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year/period.

(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Pursuant to a waiver by the Fund's distributor, from December 7, 2006 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of up to 1.50%, unless waived or reduced, was applicable to sales of Fund shares beginning January 29, 2009.  Effective August 1, 2010 through January 24, 2013, the maximum sales charge of up to 3.25%, unless waived or reduced, was applicable to sales of Fund shares.  Effective January 24, 2013, the Fund was closed to new share sales.

(e) Portfolio turnover figure includes the restructures of long-term investment securities.

N/A  Not applicable

* Annualized.

** Not annualized.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017 (UNAUDITED)

(1)

ORGANIZATION

The Church Capital Fund, formerly Capstone Church Capital Fund, (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business has been managing its assets which were invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”).  Due to pressures stemming from the financial crisis that began in 2008, the Fund has found it increasingly advisable to temporarily cease purchases of new church mortgage bonds and church mortgage loans (“Church Securities”) and to reduce its holdings of these securities when opportunities were found to sell at prices deemed advantageous to the Fund and its shareholders.  Concurrently, because these extraordinary market conditions have continued to have a negative effect on the value of the Fund’s holdings of Church Securities, the percentage of the Fund’s holdings of Church Securities has been decreasing while the Fund’s holdings of cash and liquid securities have been increasing, both as a result of the Fund’s sales of Church Securities and from a conscious effort by the Fund’s management to assure that the Fund will have sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer.  At its meeting on May 11, 2016, the Board of the Trustees (“Board”) of the Fund authorized a special distribution to shareholders which decreased the amount and percentage of cash and other liquid securities held by the Fund.  As of March 31, 2017, investments in cash and other liquid securities, which may reduce the Fund’s overall portfolio maturity and the Fund’s yield, constituted 31% of the Fund’s portfolio. To the extent consistent with the Fund’s need to maintain sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer, the Fund may invest a portion of its liquid assets in securities, including Church Securities, in an effort to generate additional income.

The Board of Trustees (“Board”) at a meeting held September 15, 2016, determined to establish a new arrangement whereby the Board will assume direct responsibility for management of the Fund and the Fund will no longer be advised by Capstone Asset Management Company (“CAMCO”) or have servicing arrangements with CAMCO affiliates.  The new arrangement is designed to benefit the Fund and its shareholders by eliminating certain Fund contractual expenses, including investment advisory, administration and compliance services expenses.  Because the Fund is no longer selling its shares, its assets are being steadily reduced through its annual repurchase offers, and there are limited opportunities for the Fund to invest in new church bonds or mortgages, the Board believes those services are no longer essential to the Fund’s management and that direct management by the Board will provide better value for shareholders.

Effective October 1, 2016, the Fund and its portfolio are being managed directly by the Board, rather than by CAMCO.  Effective as of the close of business on September 30, 2016, the Fund’s service agreements with CAMCO and its affiliates, including the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

investment advisory, administration and compliance services agreements were terminated thereby eliminating the fees that have been payable under those agreements. The Fund’s distribution agreement with Capstone Asset Planning Company (“CAPCO”), which involved no fee, was also terminated as of the same date.  The Fund has dropped the word “Capstone” from its name and the Board will no longer hold its meetings at CAMCO’s offices.  The Fund’s new name is the Church Capital Fund (CCF), as of October 1, 2016.  Effective as of September 16, 2016, officers of the Fund that are employees of CAMCO entities resigned their positions with the Fund.  They have been replaced by certain personnel who previously worked for CAMCO but are now being retained directly by the Fund.  These individuals have worked with the Fund for many years and are already familiar with the Fund’s operations.

Other aspects of the Fund, its management and operations, are staying generally the same.  The Fund will continue to hold annual repurchase offers and will continue to provide annual and semi-annual reports to shareholders.  Members of the Fund’s Board are continuing to serve as Trustees.  Edward Jaroski, who recently retired as Chief Executive officer and President of Capstone Financial Services (“CFS”) and its subsidiaries, continues to serve as Chairman of the Fund’s Board of Trustees and serves as President of the Fund. Mutual Shareholder Services, LLC (“MSS”) continues to serve as the Fund’s transfer and shareholder servicing agent.  MSS is the firm with which shareholders interact during the Fund’s annual repurchase offers.  The Fund’s annual financial statements will continue to be audited by Cohen & Company, Ltd., the Fund’s current independent public accounting firm, and the Fund’s assets continue to be maintained at, and subject to the protections provided by, Fifth Third Bank as the Fund’s custodian.  The Fund continues to be subject to applicable rules and regulations of the U.S. Securities and Exchange Commission and the Board continues to be advised by experienced legal counsel.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under GAAP.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value. Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s Valuation Committee no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s’ Valuation Committee has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser has constructed and maintained a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Adviser has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser could consider in using the Income Approach to determine a fair value include, but have not been limited to:

-

any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages

-

any current listing price or related data

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Fund has valued such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in money market funds are generally priced at the respective money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for money market funds.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2017:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2017
Church Mortgage Bonds	$ -	$ -	$ 10,343,790	$ 10,343,790
Church Mortgage Loans	-	-	2,686,544	2,686,544
Short Term Investments	5,772,353	-	-	5,772,353
	$ 5,772,353	$ -	$ 13,030,334	$ 18,802,687

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2017.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2016	$ 10,739,388	$ 2,732,056	$ 13,471,444
Accrued Accretion/(Amortization)	(19,518)	-	(19,518)
Unrealized Appreciation/(Depreciation)	195,832	16,933	212,765
Realized Gain/(Loss)	(189,183)	-	(189,183)
Gross Sales and Paydowns	(382,729)	(62,445)	(445,174)
Gross Restructures	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 3/31/2017	$10,343,790	$2,686,544	$13,030,334

The total change in unrealized appreciation/(depreciation) for the six months ended March 31, 2017 included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2017, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$130,811
Church Mortgage Loans	_____ -
Total	$130,811

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fund's Valuation Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2017:

Type of Assets	Fair Value at March 31, 2017	Valuation Approach	Significant Unobservable Input(s)	Range

Church Mortgage Bonds and Loans	$ 8,836,243	Income Approach	Disposition costs	10% - 44%
			Discount rate	4.5% - 4.7%
			Time to sell	0.5 – 4.5 years

Church Mortgage Bonds and Loans	1,110,134	Market Approach	New issue bond yield	5.6% - 7.6%
			Discount	3% - 22%
9,946,377

Church Mortgage Bonds	3,083,957	Vendor Pricing
Total	$ 13,030,334

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. Debt obligations that have been restructured or have been previously placed on a non-accrual status will reinstate interest accruals, once the Fund has received two consecutive payments on time and have no indication from the trustee that the restructured debt obligor is delinquent. The treatment of such accruals and receivables may be different for federal income tax purposes.

Purchases (including restructures) and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $0 and $445,174, respectively, for the six months ended March 31, 2017. Purchases and sales of U.S. government and U.S. government agency securities aggregated $0 and $1,750,000, respectively, for the six months ended March 31, 2017.

Dividends and Distributions

Effective October 1, 2010, dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the year ended September 30, 2016, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ended March 31, 2017, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2013, and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

 AGREEMENTS

Effective October 1, 2016, the Fund and its portfolio are being managed directly by the Board, rather than by CAMCO.  Effective as of the close of business on September 30, 2016, the Fund’s service agreements with CAMCO and its affiliates, including the investment advisory, administration and compliance services agreements were terminated thereby eliminating the fees that have been payable under those agreements. The Fund’s distribution agreement with CAPCO, which involved no fee, was also terminated as of the same date.

The Board appointed Officers of the Fund were compensated for their management and administrative services to the Fund in the amount of $102,064.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $30,500 on average net assets up to $50 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2017, the Fund incurred transfer agent and accounting fees and expenses of $18,330.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares on August 31, 2016.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount. The Board of Trustees did not authorize such additional 2% for the August 31, 2016 repurchase offer.  During the year ended September 30, 2016, the Fund repurchased shares as follows:

Repurchase request deadline	8/31/2016
Repurchase pricing date	9/7/2016
Shares repurchased	86,106
Percentage of Fund shares outstanding	5.00%

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

(6)

RETURN OF CAPITAL DISTRIBUTION

At its meeting on May 11, 2016, the Board of the Fund authorized a special distribution of $8,947,402 or $5.195 per share to shareholders which lowered the amount and percentage of cash and other liquid securities held by the Fund.  The distribution represents a return of capital to the Funds’ shareholders.  The record and payment dates were July 5, 2016 and July 6, 2016, respectively.  A return of capital distribution occurs when some or all of the money that the shareholder invested in the Fund is returned to the shareholder.

(7)

FEDERAL INCOME TAXES

As of September 30, 2016, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$ 28,300,974
Gross unrealized appreciation	$ 1,191
Gross unrealized depreciation	(9,571,075)
Net unrealized depreciation	(9,569,884)
Accumulated other losses	(5,713,259)
Total distributable earnings	$(15,283,143)

As of September 30, 2016, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the differing treatment for the recognition of interest income, and post-October loss deferral of $2,341,488.

As of September 30, 2016, the Fund had a capital loss carryforward totaling $3,366,438.  Of that amount $1,899 expired on September 30, 2016, and $1,240 expires on September 30, 2019, and is treated as short-term capital loss.  The remaining $3,365,198 has no expiration and is treated as long-term capital loss.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

The tax character of distributions paid for the year ended September 30, 2016, was as follows:

Ordinary income Return of capital	$ 375,810 $8,947,402

(8)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund’s portfolio includes significant amounts of church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

Church Mortgage Bonds and Loans. There is less readily available, reliable information about most church mortgage bonds and church mortgage loans than is the case for many other types of securities. In addition, there is no nationally recognized independent rating organization that evaluates or provides ratings for church mortgage bonds or church mortgage loans or for borrowers.

Illiquidity. Church mortgage bonds and church mortgage loans are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, church mortgage bonds and church mortgage loans are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for church mortgage bonds and church mortgage loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no specified limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets are invested in church mortgage bonds and church mortgage loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates will adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and will further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Risk of Subordination. Church mortgage bonds and church mortgage loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church mortgage bonds and church mortgage loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a church mortgage bond or church mortgage loan results in a reduction in income to the Fund, a reduction in the value of the church mortgage bond or church mortgage loan and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a church mortgage bond or church mortgage loan, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a church mortgage bond or church mortgage loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the church mortgage bond or church mortgage loan.

General Credit Risk. The Fund’s investments in church mortgage bonds and church mortgage loans and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent years have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already issued fixed income securities generally decline. Because the Fund has not recently been purchasing church bonds and mortgages, the stated maturity of the performing securities has continued to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the Fund has been reinvesting the money in liquid, public corporate bonds, and in other funds that invest in such bonds and money market instruments, which typically earn lower rates of interest than church bonds or mortgages. Investors should be aware that the longer the maturity of a fixed rate instrument, the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the church mortgage bond and church mortgage loan markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes.  Because of adverse market conditions in the Church Securities market and gradual liquidation of its Church Securities holdings, as noted earlier, the Fund has been invested more heavily in such non-Church Securities instruments in recent years. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note (5) “Repurchase Offers,” above.)  The Fund also needs cash to cover expenses and to pay out dividend income and capital gains, in accordance with applicable law. Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and, thus can reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purposes.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2017 (UNAUDITED)

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 21 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceeds in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer or any discretionary repurchase offer or is not successful in having those Shares repurchased in an annual repurchase offer or in a discretionary repurchase offer, if any, will have difficulty selling the Shares in the secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the costs to the Fund of managing its assets will not be proportionally reduced.

(9)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(10)      OTHER MATTERS

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to meet the Fund’s expenses of continued operation, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2017 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 713-624-2312 or 1-800-595-4533.

Church Capital Fund

HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include letters from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account by calling 1-800-595-4533 or 713-624-2312.

You may also get copies of the SAI, reports, or other information about the Fund directly from the Securities and Exchange Commission ("SEC") by:

- visiting the SEC's public reference room. (Call 1-202-942-8090 for information or email publicinfo@sec.gov).
- sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
- visiting the SEC's website — http://www.sec.gov/

The Fund's Investment Company Act File Number with the SEC is: 811-21662.

Church Capital Fund
3375 Westpark Drive, #472
Houston, Texas 77005
1-800-595-4533

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4. Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5. Audit Committee of Listed Companies.

Not required to be included in this filing.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures.

Not required to be included in this filing.

 Item 8.  Portfolio Manager of Closed-End Funds.

(a)

Not required to be included in this filing.

(b)

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-(3)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date June 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date June 7, 2017